STOCKHOLDERS' EQUITY (DEFICIT) - Preferred Stock (Details) - $ / shares	Sep. 30, 2024	Jul. 12, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, shares authorized (in shares)	10,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0		0
Monterey Capital Acquisition Corporation
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, shares authorized (in shares)			1,000,000	1,000,000
Preferred shares, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)			0	0
Preferred stock, shares outstanding (in shares)			0	0